Commitments and Contingencies - Summary of current status of CRA (Parenthetical) (Detail) - Canada Revenue Agency [member] $ in Millions, $ in Millions			12 Months Ended
	Sep. 24, 2015 USD ($)	Sep. 24, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Sep. 24, 2015 CAD ($)
2005-2010 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Transfer pricing penalties	$ 57.0	$ 72.0
Interest and other penalties	64.0				$ 81.0
Total reassessment issued	$ 282.0				$ 353.0
Additional interest estimated			$ 35.0	$ 45.0
2011 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Non Capital Losses Denied			12.0
2012 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Non Capital Losses Denied			14.0
2011 and 2012 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Interest and other penalties			$ 1.0	$ 1.3
Percentage Paid with respect to Interest and Other Penalties Assessed			50.00%
2016-2017 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Transfer pricing penalties			$ 26.0
Interest and other penalties			5.0
2011-2015 Taxation Years [member]
Disclosure of contingent liabilities [line items]
Transfer pricing penalties			161.0
Interest and other penalties			$ 98.0